Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts
Tax effect of net operating losses carried forward	1,135,982	644,685
Valuation allowance	(1,135,982)	(644,685)
Deferred tax assets, net